Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Total notional	[1]	¥ 4,836,566,000	¥ 4,356,518,000
Derivative assets, Fair value		20,141,000	21,339,000
Derivative liabilities, Fair value	[1]	20,294,000	21,112,000
Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value		16,813	14,434
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	4,833,114,000	4,353,037,000
Derivative assets, Fair value	[2]	20,127,000	21,336,000
Derivative liabilities, Fair value	[1],[2]	20,160,000	20,893,000
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	85,484,000	78,829,000
Derivative assets, Fair value	[2]	3,298,000	3,239,000
Derivative liabilities, Fair value	[1],[2]	4,129,000	3,827,000
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	4,243,703,000	3,810,866,000
Derivative assets, Fair value	[2]	11,249,000	12,929,000
Derivative liabilities, Fair value	[1],[2]	10,581,000	12,014,000
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	49,275,000	42,965,000
Derivative assets, Fair value	[2]	258,000	284,000
Derivative liabilities, Fair value	[1],[2]	343,000	383,000
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	454,259,000	420,052,000
Derivative assets, Fair value	[2]	5,315,000	4,881,000
Derivative liabilities, Fair value	[1],[2]	5,096,000	4,664,000
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	393,000	325,000
Derivative assets, Fair value	[2]	7,000	3,000
Derivative liabilities, Fair value	[1],[2]	11,000	5,000
Derivatives designated as formal fair value or net investment accounting hedges [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	3,452,000	3,481,000
Derivative assets, Fair value		14,000	3,000
Derivative liabilities, Fair value	[1]	134,000	219,000
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	3,273,000	3,291,000
Derivative assets, Fair value		14,000	0
Derivative liabilities, Fair value	[1]	131,000	219,000
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	179,000	190,000
Derivative assets, Fair value		0	3,000
Derivative liabilities, Fair value	[1]	¥ 3,000

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	The amounts reported include derivatives used for non-trading purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2024 and September 30, 2024.